Supplement	12 Months Ended
Dec. 31, 2011
ETF | Vanguard Large-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(r)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSE 012013

ETF | Vanguard Mid-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(r)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSE 012013

ETF | Vanguard Small-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(r)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees(Fees paid directly from your investment)

Transaction Fee on Purchases and Sales None through Vanguard

(Broker fees vary)

Transaction Fee on Reinvested Dividends None through Vanguard

(Broker fees vary)

Transaction Fee on Conversion to ETF Shares None through Vanguard

(Broker fees vary)

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSE 012013

Institutional | Vanguard Large-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares and Institutional Plus Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares Institutional Plus Shares

Sales Charge (Load) Imposed on PurchasesNone None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares Institutional Plus Shares

Management Expenses 0.05% 0.04%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses1 0.08% 0.06%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

Institutional Plus Shares$6 $19 $34 $77

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSIN 012013

Institutional | Vanguard Mid-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares and Institutional Plus Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares Institutional Plus Shares

Sales Charge (Load) Imposed on PurchasesNone None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares Institutional Plus Shares

Management Expenses 0.05% 0.04%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses1 0.08% 0.06%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

Institutional Plus Shares$6 $19 $34 $77

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSIN 012013

Institutional | Vanguard Small-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Institutional Shares and Institutional Plus Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Institutional Shares Institutional Plus Shares

Sales Charge (Load) Imposed on PurchasesNone None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares Institutional Plus Shares

Management Expenses 0.05% 0.04%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses1 0.08% 0.06%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Institutional Shares $8 $26 $45 $103

Institutional Plus Shares$6 $19 $34 $77

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSIN 012013

Participant | Vanguard Large-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSIP 012013

Participant | Vanguard Mid-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSIP 012013

Participant | Vanguard Small-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.20%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.24%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$25 $77 $135 $306

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSIP 012013

Participant: | Vanguard Large-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSSP 012013

Participant: | Vanguard Mid-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSSP 012013

Participant: | Vanguard Small-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares for Participants

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.07%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSSP 012013

Retail | Vanguard Large-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(TM) Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on PurchasesNone None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSR 012013

Retail | Vanguard Mid-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(TM) Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on PurchasesNone None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSR 012013

Retail | Vanguard Small-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral(TM) Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on PurchasesNone None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.20% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.04% 0.02%

Total Annual Fund Operating Expenses1 0.24% 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares $25 $77 $135 $306

Admiral Shares $10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSR 012013

Signal | Vanguard Large-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSSR 012013

Signal | Vanguard Mid-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSSR 012013

Signal | Vanguard Small-Cap Index Fund
Supplement Text
Supplement Text:

SHIP LOGO VANGUARD(R)

Vanguard Large-Cap Index Fund

Vanguard Mid-Cap Index Fund

Vanguard Small-Cap Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Signal(R) Shares

New Target Index

Effective immediately, Vanguard Large-Cap Index Fund, Vanguard Mid-Cap Index Fund, and Vanguard Small-Cap Index Fund have begun tracking new target indexes, as previously approved by the Funds' boards of trustees. The boards believe that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds' respective market segments. In addition, Vanguard's agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund Previous Target Index New Target Index

Large-Cap Index Fund MSCI US Prime Market 750 Index CRSP US Large Cap Index

Mid-Cap Index Fund MSCI US Mid Cap 450 Index CRSP US Mid Cap Index

Small-Cap Index Fund MSCI US Small Cap 1750 Index CRSP US Small Cap Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund's current prospectus will not change. A Fund's new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Prospectus and Summary Prospectus Text Changes for Vanguard Large-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index, a broadly diversified index of large U.S. companies representing approximately the top 85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Mid-Cap Index Fund

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index, a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Prospectus and Summary Prospectus Text Changes for Vanguard Small-Cap Index Fund

The paragraph and table under 'Fees and Expenses' is replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Sales Charge (Load) Imposed on PurchasesNone

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.06%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses1 0.10%

1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

The paragraph under 'Primary Investment Strategies' is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small Cap Index, a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The paragraph under 'Annual Total Returns' is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

Vanguard funds are not sponsored, endorsed, sold, or promoted by the University of Chicago or its Center for Research in Security Prices, and neither the University of Chicago nor its Center for Research in Security Prices makes any representation regarding the advisability of investing in the funds.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS LMSSR 012013

ETF
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund ETF) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - ETF Shares
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund ETF) Vanguard Small-Cap Index Fund		Vanguard Small-Cap Index Fund - ETF Shares
Management Expenses		0.06%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Index Fund ETF) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - ETF Shares	10	31	56	128

Institutional
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund Institutional) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Institutional Shares	Vanguard Small-Cap Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund Institutional) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Institutional Shares		Vanguard Small-Cap Index Fund - Institutional Plus Shares
Management Expenses	0.05%		0.04%
12b-1 Distribution Fee	none		none
Other Expenses	0.03%		0.02%
Total Annual Fund Operating Expenses	0.08%	[1]	0.06%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Index Fund Institutional) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - Institutional Shares	8	26	45	103
Vanguard Small-Cap Index Fund - Institutional Plus Shares	6	19	34	77

Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund Participant) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund Participant) Vanguard Small-Cap Index Fund		Vanguard Small-Cap Index Fund - Investor Shares
Management Expenses		0.20%
12b-1 Distribution Fee		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses	[1][2]	0.24%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred directly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes development companies.

Expense Example, No Redemption (Vanguard Small-Cap Index Fund Participant) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - Investor Shares	25	77	135	306

Participant:
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund Participant:) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund Participant:) Vanguard Small-Cap Index Fund		Vanguard Small-Cap Index Fund - Signal Shares
Management Expenses		0.07%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Index Fund Participant:) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - Signal Shares	10	32	56	128

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund Retail) Vanguard Small-Cap Index Fund (USD $)	Vanguard Small-Cap Index Fund - Investor Shares	Vanguard Small-Cap Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund Retail) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Investor Shares		Vanguard Small-Cap Index Fund - Admiral Shares
Management Expenses	0.20%		0.08%
12b-1 Distribution Fee	none		none
Other Expenses	0.04%		0.02%
Total Annual Fund Operating Expenses	0.24%	[1],[2]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred directly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes development companies.

Expense Example, No Redemption (Vanguard Small-Cap Index Fund Retail) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - Investor Shares	25	77	135	306
Vanguard Small-Cap Index Fund - Admiral Shares	10	32	56	128

Signal
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Small-Cap Index Fund Signal) Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund Signal) Vanguard Small-Cap Index Fund		Vanguard Small-Cap Index Fund - Signal Shares
Management Expenses		0.07%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.10%
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.

Expense Example, No Redemption (Vanguard Small-Cap Index Fund Signal) Vanguard Small-Cap Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Small-Cap Index Fund - Signal Shares	10	32	56	128

Shareholder Fees (Vanguard Small-Cap Index Fund, USD $)	12 Months Ended
Dec. 31, 2011
Vanguard Small-Cap Index Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Small-Cap Index Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Index Fund - Institutional Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Index Fund - ETF Shares
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0
Vanguard Small-Cap Index Fund - Signal Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20
Vanguard Small-Cap Index Fund - Institutional Plus Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	none

Annual Fund Operating Expenses (Vanguard Small-Cap Index Fund)	12 Months Ended
	Dec. 31, 2011
Vanguard Small-Cap Index Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.20%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%	[1],[2]
Vanguard Small-Cap Index Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.08%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%
Vanguard Small-Cap Index Fund - Institutional Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.05%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.08%	[1]
Vanguard Small-Cap Index Fund - ETF Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Small-Cap Index Fund - Signal Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%	[1]
Vanguard Small-Cap Index Fund - Institutional Plus Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.04%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.06%

[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred directly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes development companies.

Expense Example, No Redemption (Vanguard Small-Cap Index Fund, USD $)	12 Months Ended
Dec. 31, 2011
Vanguard Small-Cap Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Small-Cap Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Small-Cap Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	31
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Index Fund - Signal Shares
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Small-Cap Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	6
3 YEAR	19
5 YEAR	34
10 YEAR	$ 77

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000036405
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2013
Vanguard Large-Cap Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
Vanguard Large-Cap Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
Vanguard Large-Cap Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
Vanguard Large-Cap Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
Vanguard Large-Cap Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
Vanguard Large-Cap Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	7.00%
Vanguard Mid-Cap Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	22.00%
Vanguard Mid-Cap Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	22.00%
Vanguard Mid-Cap Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	22.00%
Vanguard Mid-Cap Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	22.00%
Vanguard Mid-Cap Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	22.00%
Vanguard Mid-Cap Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	22.00%
Vanguard Small-Cap Index Fund | ETF
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
Vanguard Small-Cap Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
Vanguard Small-Cap Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
Vanguard Small-Cap Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
Vanguard Small-Cap Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
Vanguard Small-Cap Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2012
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	17.00%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.24%	[1],[2]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	25
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	77
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	135
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	306
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	31
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Signal Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Institutional Plus Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	none
Management Expenses	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.06%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	6
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	19
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	34
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	77
[1]	The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes business development companies.
[2]	The expense information shown in the table has been restated to reflect the removal of expenses incurred directly by the Fund through its investment in business development companies. The Fund's target benchmark no longer includes development companies.